Net financial income/(expense) - Summary of Net Financial Income/(Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Net financial investment income	$ 2,120	$ 2,345	$ 355
Unrealized gains on long-term investments	0	5,322	226
Realized gains from long-term investments	1,797	1,922	0
Unrealized gains on warrant liability	690	3,114	0
Unrealized gains on other derivative financial instruments	0	105	0
Unrealized gains on asset-linked receivable (note 12(b))	3,503	0	0
Net exchange variation	831	0	601
Other financial income	50	59	6
Total finance income	8,991	12,867	1,188
Financial expenses
Unrealized losses on long-term investments	(2,952)	0	0
Unrealized losses on forward	0	(230)	0
Unrealized losses on forward	(252)	0	0
Unrealized losses on other derivative financial instruments	(3,931)	0	0
Commission and brokerage expenses	(443)	(518)	(68)
Interest on lease liabilities	(1,243)	(1,807)	(1,022)
Net exchange variation - acquisitions	(614)	(1,350)	0
Other financial expenses	(1,230)	(847)	(385)
Total finance expenses	(10,665)	(4,752)	(1,475)
Net financial income/(expense)	$ (1,674)	$ 8,115	$ (287)